7. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies Details Narrative
Loan outstanding balance	$ 65,292
Research and Development	439,536	489,434
Rent expense	14,137	13,565
Interest expense and related accrued interest payable	1,954
Additional payment		1,280
Additional loan	$ 572